Nature of Operations and Basis of Presentation (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 01, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 28, 2022	Jul. 10, 2021	Jul. 09, 2021	Mar. 24, 2021	Feb. 10, 2021	Feb. 09, 2021
Nature of Operations and Basis of Presentation (Details) [Line Items]
Business acquisition interest acquired	51.00%						51.00%			51.00%	51.00%
Total selling percentage	100.00%
Purchase price (in Dollars)	$ 3,162,000
Non-controlling interest balance (in Dollars)		$ 698,616	$ 377,152	$ 923,629	$ 0
Installment, description	a) $2,000,000 (which was paid in cash at Closing), b) $1,162,000 to be paid in 15 equal installments, and c) 49,000 of the 100,000 authorized shares of the Merger Sub, such that upon the Closing, 51% of the Merger Sub shall be owned by the Company, and 49% of the Merger Sub shall be owned by the GearBubble Shareholders. The Company owns 51% of GearBubble Tech (see Note 13).	a) $2,000,000 (which was paid in cash at Closing), b) $1,162,000 to be paid in 15 equal installments, and c) 49,000 of the 100,000 authorized shares of the Merger Sub, such that upon the Closing, 51% of the Merger Sub shall be owned by the Company, and 49% of the Merger Sub shall be owned by the GearBubble Shareholders. The Company owns 51% of GearBubble Tech.
Minimum [Member]
Nature of Operations and Basis of Presentation (Details) [Line Items]
Increase authorized shares of common stock						6,000,000,000		3,000,000,000	1,000,000,000
Maximum [Member]
Nature of Operations and Basis of Presentation (Details) [Line Items]
Increase authorized shares of common stock						9,000,000,000		6,000,000,000	3,000,000,000
Aphrodite's Marketing [Member]
Nature of Operations and Basis of Presentation (Details) [Line Items]
Non-controlling interest balance (in Dollars)				$ (557,472)
Aphrodite's Marketing [Member]
Nature of Operations and Basis of Presentation (Details) [Line Items]
Non-controlling interest balance (in Dollars)		$ 1,256,088